                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012
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Check Here if Amendment / /; Amendment Number:
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   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Highland Management Partners VI, Inc.
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   Address:      One Broadway, 16th Floor
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                 Cambridge, MA 02142
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Form 13F File Number: 28-13454
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kathleen A. Barry
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Title:   Administrative Partner
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Phone:   (781) 622-2200
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Signature, Place, and Date of Signing:

        /s/ Kathleen A. Barry           Cambridge, MA     November 13, 2012
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           [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
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Form 13F Information Table Entry Total: 1
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Form 13F Information Table Value Total: $15,722
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                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 No.   Form 13F File Number  Name

 1     28-14844              Highland Management Partners VI Limited Partnership
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                           FORM 13F INFORMATION TABLE

          COLUMN 1           COLUMN 2  COLUMN 3 COLUMN 4         COLUMN 5        COLUMN 6       COLUMN 7             COLUMN 8
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                             TITLE OF            VALUE    SH/PRN            PUT/ INVSTMT                          VOTING AUTHORITY
           ISSUER             CLASS     CUSIP   (x1000)   AMOUNT    SH/ PRN CALL DISCRTN       OTHER MGRS        SOLE    SHARED NONE
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AVEO Pharmaceuticals, Inc.   COM       53588109  $15,722  1,510,320 SH           Shared-  Highland Management    0     1,510,320  0
                                                                                 defined  Partners VI Limited
                                                                                          Partnership